LOSS PER SHARE - Summary of earnings per share basic and diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited shareholders	¥ (1,966,680)	$ (269,433)	¥ (2,176,340)	¥ (2,658,184)
Denominator:
Weighted average number of ordinary shares outstanding-basic	3,658,088,876	3,658,088,876	3,558,354,940	3,623,838,985
Weighted average number of ordinary shares outstanding-diluted	3,658,088,876	3,658,088,876	3,558,354,940	3,623,838,985
Basic loss per share | (per share)	¥ (0.54)	$ (0.07)	¥ (0.61)	¥ (0.73)
Diluted loss per share | (per share)	¥ (0.54)	$ (0.07)	¥ (0.61)	¥ (0.73)